POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
POST-EMPLOYMENT BENEFITS
POST-EMPLOYMENT BENEFITS
The partnership maintains several defined benefit pension plans within our industrials and infrastructure services segments during the year. These plans are administered in various countries, the most significant of which is in the U.S. These benefits are provided through various insurance companies and the estimated net post-retirement benefit costs are accrued during the employees’ credited service periods. The increase in net liability as at December 31, 2019 from 2018 is primarily attributable to the acquisitions of Clarios and Genworth.
The following table shows the changes in the present value of the defined benefit obligation and the fair value of plan assets as at December 31, 2019:

	Defined benefit pension plan		Post-retirement plan
(US$ MILLIONS)	2019	2018	2019	2018
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	$2,037	$164	$68	$28
Defined benefit obligation through business combinations	514	1,923	25	45
Service cost	30	10	1	1
Interest cost	88	35	3	2
Participant contributions	3	1	3	1
Insurance premiums for risk benefits	—	(2)	—	—
Foreign currency exchange differences	20	(12)	—	(2)
Actuarial gain due to financial assumption changes	337	(39)	15	(2)
Actuarial gain due to demographic assumption changes	(14)	(3)	1	—
Actuarial experience adjustments	25	2	(1)	—
Benefits paid from plan assets	(91)	(36)	(2)	(1)
Benefits paid from employer	(22)	(6)	(7)	(4)
Defined benefit obligation at end of year	$2,927	$2,037	$106	$68

Changes in fair value of plan assets
Fair value of plan assets at beginning of year	$(1,542)	$(126)	$—	$—
Fair value of plan assets through business combinations	(398)	(1,438)	(4)	—
Interest income	(68)	(29)	—	—
Return on plan assets (excluding interest income)	(241)	112	—	—
Foreign currency exchange differences	(9)	10	(2)	—
Employer contributions	(51)	(118)	(4)	(1)
Participant contributions	(3)	(2)	(3)	(1)
Employer direct settlements	(1)	(1)	—	1
Benefits paid from plan assets	91	41	2	2
Benefits paid from employer	19	1	7	(1)
Administrative expenses paid from plan assets	9	7	—	—
Insurance premiums for risk benefits	—	1	—	—
Fair value of plan assets at year end	$(2,194)	$(1,542)	$(4)	$—
Net liability at end of year	$733	$495	$102	$68

The net liabilities for the defined benefit and post-retirement plans are recorded within accounts payable and other in the consolidated statements of financial position.
The following table summarizes the defined benefit obligation and the fair value of plan assets by geography as at December 31, 2019:

(US$ MILLIONS)	United States of America	Canada	Other	Total
Defined benefit pension plan
Defined benefit obligation	$2,290	$30	$607	$2,927
Fair value of plan assets	(1,763)	(4)	(427)	(2,194)
Net liability	$527	$26	$180	$733

Post-retirement plan - net liability
Defined benefit obligation at end of year	$62	$28	$16	$106
Fair value of plans assets	(4)	—	—	(4)
Net liability	$58	$28	$16	$102
The following table summarizes the defined benefit obligation and the fair value of plan assets by geography as at December 31, 2018:

(US$ MILLIONS)	United States of America	Canada	Other	Total
Defined benefit pension plan
Defined benefit obligation	$1,573	$4	$460	$2,037
Fair value of plan assets	(1,211)	(3)	(328)	(1,542)
Net liability	$362	$1	$132	$495

Post-retirement plan - net liability
Defined benefit obligation at end of year	$49	$12	$7	$68
Amounts recognized in respect of these defined benefit and post-retirement plans during the year are as follows:

	Defined benefit pension plan		Post-retirement plan
(US$ MILLIONS)	2019	2018	2019	2018
Amounts recognized in profit and loss
Current service cost	$30	$11	$1	$—
Net interest expense	20	6	3	2
Administrative expense	9	7	—	—
Total expense recognized in profit and loss	$59	$24	$4	$2

Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	$(241)	$113	$—	$—
Actuarial gains and losses arising from changes in demographic assumptions	(14)	(4)	1	—
Actuarial gains and losses arising from changes in financial assumptions	337	(39)	15	(2)
Actuarial gains and losses arising from experience adjustments	25	2	(1)	—
Total expense (gain) recognized in other comprehensive income	$107	$72	$15	$(2)
Total expense (gain) recognized in comprehensive income	$166	$96	$19	$—

The expense recorded in profit and loss is recognized within general and administrative expenses in the consolidated statements of operating results.
The defined benefit pension plans expose the partnership to certain actuarial risks such as investment risk, interest rate risk, and compensation risk. The present value of the defined benefit obligation is calculated using a discount rate. If the return on plan assets is below this rate, a plan deficit occurs. We mitigate this investment risk by establishing a sound investment policy to be followed by the investment manager. Our investment policy requires plan assets to be invested in a diversified portfolio and is set based on both asset return and local statutory requirements. A change in interest and compensation rates will also affect the defined benefit obligation. A sensitivity analysis of the discount rate and compensation rate is provided below.
The following table summarizes the fair value of plan assets by category as at December 31, 2019:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3 (2)	Total
Cash and cash equivalents	$41	$—	$—	$41
Equity instruments	1,185	243	—	1,428
Debt instruments	28	406	149	583
Real Estate	—	8	—	8
Derivatives	—	—	—	—
Investment funds	—	106	—	106
Fixed insurance contracts	14	—	18	32
Total plan assets	$1,268	$763	$167	$2,198
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(1)	Level 2 assets represent the net asset value of the underlying assets held by the investment fund. The assets are valued by the fund administrator.

(2)
Level 3 assets consist of insurance rights and equity and debt instruments pooled in an actively invested collective profit sharing arrangement with other third-party employers. The assets are valued using non-observable inputs by the plan administrator.

Significant Assumptions
The partnership annually re-evaluates assumptions and estimates used in projecting the defined benefit and post-retirement liabilities. These assumptions and estimates may affect the carrying value of the defined benefit and post-retirement plan liabilities in our consolidated statements of financial position. The significant actuarial assumptions adopted are as follows:
Defined benefit plan

Discount rate	0.2% to 3.6%
Rate of compensation increase	1.3% to 3.6%
Post-retirement plan

Discount rate	0.2% to 4.7%
Health care cost trend on covered charges:
Immediate trend rate	0.2% to 7.3%
Ultimate trend rate	0.2% to 5.8%

These assumptions have a significant impact on the defined benefit and post-retirement liabilities reported in the consolidated statement of financial position. The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2019:

(US$ MILLIONS)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Defined benefit pension plan
Discount rate	0.25% to 1%	$(217)	0.25% to 1%	$251
Rate of compensation increase	0.25% to 1%	34	0.25% to 1%	(31)

Post-retirement plan
Discount rate	0.25% to 1%	$(28)	0.25% to 1%	$33
Health care cost trend rates	0.5% to 1%	3	0.5% to 1%	(2)

The sensitivity analysis above has been determined based on reasonably possible changes of the respective assumptions occurring as at December 31, 2019, while holding all other assumptions constant. These analyses may not be representative of the actual change in the defined benefit and post-retirement obligations as it is unlikely that the change in assumptions would occur in isolation of one another.
The following table summarizes future planned benefit payments under our defined benefit and post-retirement plans as at December 31, 2019:

(US$ MILLIONS)	Defined benefit pension plan	Post-retirement plan	Total
2020	$120	$7	$127
2021	126	7	133
2022	129	7	136
2023	132	7	139
2024	137	7	144
Thereafter	754	70	824
Total	$1,398	$105	$1,503